Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Basic earnings per share:
Net income	$ 81	$ 88
Less: preferred stock dividend	(40)	(38)
Net income available for distribution	41	50
Less: earnings allocated to participating securities	(32)	(40)
Net income available to common shareholders	$ 9	$ 10
Weighted average common shares outstanding - Basic (in shares)	64,896,081	64,538,527
EPS – Basic (in USD per share)	$ 0.13	$ 0.15
Diluted earnings per share:
Weighted average common shares outstanding - Basic (in shares)	64,896,081	64,538,527
Dilutive effect of unvested RSUs and other contingently issuable shares (in shares)	1,074,642	193,563
Weighted average common shares outstanding - Diluted (in shares)	65,970,723	64,732,090
EPS – Diluted (in USD per share)	$ 0.13	$ 0.15